UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2010

Place X if Amendment				;	Amendment Number:

This Amendment (place X in only one):		is a restatement.

					adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Emery Howard Portfolio Management
Address:	400 South El Camino Real, Suite 700
	San Mateo, CA  94402


Form 13F File Number: 028-14181

Central Index Key (CIK) Number:	0001495703

CIK Confirmation Code (CCC):	yxhx*8du

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Frank C. Marinaro
Title:		Portfolio Manager, CCO
Phone:		650-579-7100

Signature, Place, and Date of Signing


Frank C. Marinaro				San Mateo, CA					March 07, 2013
[Signature]					[City, State]					[Date]

Report Type (Place an X in only one box):

X	13F HOLDINGS REPORT

	13F NOTICE

	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE


FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 			0
Form 13F Information Table Entry Total:		27
Form 13F Information Table Value Total:		217,730
						(thousands)

List of Other Included Managers: NONE


EDGAR FILING DATA

Filing Contact / Notification Email Addresses:

Submission Contact Name:			Kathy Chin
Submission Contact Phone:			650-579-7100

List of Email Addresses to Receive SEC acceptance message:

frank@emeryhoward.com
kathy@emeryhoward.com

			Value	Shares/	Sh/	Put/
Invstmt	Other	Voting Authority
Name of Issuer	Title of Class	CUSIP	(x$1000)	Prn Amt	Prn	Call
Dscretn	Mgrs	Sole	Shared	None
ISHARES MSCI AUSTRALIA IDX FD	CU	46428610	205	8640	SH		Sole				8640
ISHARES MSCI BRAZIL INDEX FD	CU	46428640	433	5630	SH		Sole				5630
ISHARES MSCI SINGAPORE IDX FD	CU	46428667	210	15860	SH		Sole				15860
ISHARES INC MSCI HONG KONG IDX FD	CU	46428687	207	11435	SH		Sole				11435
ISHARES DJ SELECT DIVIDEND ETF	CU	46428716	367	7830	SH		Sole				7830
ISHARES S&P 500 INDEX ETF	CU	46428720	4809	42005	SH		Sole				42005
ISHARES MSCI EMERGING MARKETS	CU	46428723	703	15704	SH		Sole				15704
ISHARES MSCI EAFE ETF	CU	46428746	4053	73802	SH		Sole				73802
ISHARES COHEN & STEERS RLTY	CU	46428756	243	3928	SH		Sole				3928
ISHARES TR RUSSELL 1000 INDEX	CU	46428762	17427	275963	SH		Sole				275963
ISHARES RUSSELL 2000 ETF	CU	46428765	12478	184860	SH		Sole				184860
ISHARES TR FTSE EPRA/NAREIT GL	CU	46428848	302	9881	SH		Sole				9881
SCHWAB STRATEGIC TR INTL EQTY	CU	80852480	1337	50971	SH		Sole				50971
VANGUARD MSCI EAFE ETF	CU	92194385	42287	1225000	SH		Sole				1225000
VANGUARD MSCI EMERGING MARKETS	CU	92204285	11836	260359	SH		Sole				260359
VANGUARD REIT INDEX	CU	92290855	10750	206418	SH		Sole				206418
VANGUARD MID CAP 	CU	92290862	13217	199328	SH		Sole				199328
VANGUARD SMALL CAP ETF	CU	92290875	779	12275	SH		Sole				12275
SPDR S&P METALS & MNG	CU	86330E64	1361	25446	SH		Sole				25446
IPATH DJ-UBS COMMODITY TOTAL RETURN	CU	06738C77	1379	32610	SH		Sole				32610
POWERSHARES QQQ TR	CU	73935A10	1137	23180	SH		Sole				23180
SPDR S&P 500 ETF	CU	78462f10	88324	773892	SH		Sole				773892
SPDR DJ WILSHIRE INTL REAL EST	CU	78463X86	570	14802	SH		Sole				14802
SPDR DJ Wilshire REIT (ETF)	CU	78464A60	613	10693	SH		Sole				10693
SPDR DOW JONES INDUSTRIAL ETF	CU	78467X10	2001	18540	SH		Sole				18540
MATERIALS SELECT SECTOR SPDR	CU	81369Y10	368	11221	SH		Sole				11221
ENERGY SELECT SECTOR SPDR	CU	81369Y50	334	5956	SH		Sole				5956